Jul. 01, 2021
Roundhill Pro Sports, Media & Apparel ETF
Roundhill Pro Sports, Media & Apparel ETF
Supplement dated July 1, 2021
to the

Roundhill MVP ETF
(the “Fund”)

Prospectus, and Statement of Additional Information
each dated March 15, 2021, as previously supplemented

Effective immediately, the name of the Fund has been changed to the Roundhill Pro Sports, Media & Apparel ETF.

In connection with this change, the Fund has adopted a non-fundamental investment policy, pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended. As a result, the following disclosure has been added to the section entitled “Principal Investment Strategies” in the Summary Prospectus and Prospectus, as well as, to the section entitled “Investment Restrictions” in the Statement of Additional Information:
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in companies that derive a majority of their revenue or profits from, or invest a majority of their assets in, professional sports activities, media, or apparel.
Please retain this Supplement with your Prospectus and SAI for future reference.